FORGIVENESS OF DEBT	12 Months Ended
Dec. 31, 2015
FORGIVENESS OF DEBT [Abstract]
FORGIVENESS OF DEBT

NOTE 13 – FORGIVENESS OF DEBT

During the year ended December 31, 2013, the Company reversed certain accounts payable in the amount of $1,312 as the Company believes it is no longer obligated for these accounts payable.